Critical Accounting Judgments and Key Sources of Estimation Uncertainty	9 Months Ended
Sep. 30, 2020
Text block [abstract]
Critical Accounting Judgments and Key Sources of Estimation Uncertainty
Note 3—Critical Accounting Judgments and Key Sources of Estimation Uncertainty
In the application of our accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The unaudited condensed consolidated interim financial statements do not include all disclosures for critical accounting judgments and estimation uncertainties that are required in the annual consolidated financial statements, and therefore, should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2019.
Critical judgments made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our unaudited condensed consolidated interim financial statements relate to revenue recognition, share-based payment, internally generated intangible assets related to drug development, and to our collaboration agreements.
The key sources of estimation uncertainty that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year, primarily relate to recognition and measurement of accruals and prepayments for manufacturing and clinical trial activities. In addition, during the first nine months of 2020, the Company has for the first time, made accounting judgments and estimates related to pre-launch inventories, as described below.
There have been no other changes to the application of critical accounting judgments, or estimation uncertainties regarding accounting estimates.
Pre-launch
Inventories
In order to accommodate market demands, the Company initiate manufacturing of inventories for late-stage development product candidates prior to obtaining marketing approvals (“pre-launch inventories”).
In determining the accounting for
pre-launch
inventories, we consider the probability of future benefits, and accordingly, whether pre-launch
inventories qualify as assets. Manufacturing of
pre-launch
inventories are initiated for late-stage
product
candidates and are recognized as inventories. However, since pre-launch
inventories are not realizable prior to obtaining marketing approvals, pre-launch
inventories are immediately written down to 0, through research and development costs.
If
 the marketing approval is obtained, write-downs of
pre-launch
inventories are reversed through research and development costs.